Acquisitions and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Joint Ventures [Abstract]
Preliminary purchase price allocation
The table set forth below shows the preliminary purchase price allocation of the four businesses acquired in 2012.  These items are included in the Company's Consolidated Balance Sheet at December 31, 2012 and are treated as non-cash additions, except for the net cash cost of the acquisitions, in the Company's Consolidated Cash Flows Statement for the year ended December 31, 2012.

(dollars in millions)	Preliminary Purchase Price Allocation of Businesses Acquired for 2012

Cash	$16.4
Accounts receivable	44.6
Inventory	41.1
Current deferred tax assets	25.7
Other current assets	27.7
Property, plant and equipment	18.6
Goodwill	249.6
Intangibles	94.8
Other non-current assets	7.0
Accounts payable and accrued liabilities	(159.8)
Total purchase price	$365.7